LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2023
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9     LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2022	2023

Short-term borrowings	1,652,196	674,010
Current portion of long-term borrowings	1,971,771	2,159,943
Sub-total	3,623,967	2,833,953
Long-term borrowings, excluding current portion	23,518,058	26,706,256
Total loans and borrowings	27,142,025	29,540,209

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2022	2023

Unsecured short-term loans and borrowings	1,388,192	409,407
Secured short-term loans and borrowings	264,004	264,603
	1,652,196	674,010

Short-term borrowings were secured by the following assets:

	As of December 31,
	2022	2023

Property and equipment, net	245,543	213,951

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2022 and 2023 were 7.94% and 4.66% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2022	2023

Unsecured long-term loans and borrowings	—	30,085
Secured long-term loans and borrowings	25,489,829	28,836,114
	25,489,829	28,866,199

Long-term borrowings were secured by the following assets:

	As of December 31,
	2022	2023

Accounts receivable	1,256,289	1,740,552
Other current assets	97,049	97,307
Property and equipment, net	11,103,541	13,201,479
Prepaid land use rights, net	17,733	17,262
Operating lease ROU assets	3,607,506	3,681,166
Other non-current assets	23,912	24,272
	16,106,030	18,762,038

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of long-term borrowings as of December 31, 2022 and 2023 were 5.44% and 5.17% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2024 to 2038. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2023 are as follows:

Long-term borrowings
Twelve months ending December 31,
2024	2,159,943
2025	2,625,548
2026	3,886,047
2027	5,275,278
2028	4,446,532
Thereafter	10,472,851
28,866,199

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 15 years.

As of December 31, 2023, the Company had total working capital and project financing credit facilities of RMB38,069,588 from various financial institutions, of which the unused amount was RMB8,410,702. As of December 31, 2023, the Company had drawn down RMB29,658,886 from such facilities, of which RMB619,370 (net of debt issuance costs of RMB10,032) was recorded in short-term loans and borrowings and RMB28,836,114 (net of debt issuance costs of RMB193,370) was recorded in long-term loans and borrowings, respectively. In addition, the Company also had other short-term loans and borrowings from non-financial institutions which were assumed through certain acquisitions of subsidiaries.

Drawdowns from the credit facility from financial institutions are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule.

Specifically, the secured loan facilities can be divided into onshore project loan facilities and offshore project loan facilities (including Hong Kong SAR and Malaysia).

Below are the terms and conditions for onshore project loan facilities:

(i)	STT GDC Pte. Ltd. is not or ceases to, directly or indirectly, be the beneficial owner of at least 25% of the issued share capital of GDS Holdings;
(ii)

GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. (“GDS Suzhou”), a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(iii)	Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(iv)

GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;

(v)

GDS Holdings is not or cease to be, directly or indirectly, the legal and beneficial owner of all equity interests held by it in the relevant borrowing subsidiaries, or have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control the relevant borrowing subsidiaries;

(vi)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement;
(vii)

there are changes in the controlling shareholders or the beneficial owners of the relevant borrowing subsidiaries which could have a material adverse effect on their performance of the loan facility agreements; and

(viii)

the IDC license of GDS Beijing, the borrowing subsidiaries, other affiliated entities, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fails to be renewed on or before the expiry date.

Below are the terms and conditions for offshore project loan facilities:

(i)

GDS Holdings (a) is not or ceases to be, directly or indirectly, the single largest shareholder of, (b) is not or ceases to be, directly or indirectly, the beneficial owner of at least 40% of the issued share capital of, or (c) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 50.1% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of the relevant borrowing subsidiaries;

(ii)	DigitalLand Holdings Limited is not or ceases to be, directly or indirectly, the beneficial owner of 100% of the issued share capital of the relevant borrowing subsidiaries; and
(iii)	There are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule, including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings fails to maintain its shares listed on at least one of the following stock exchanges before the maturity date under the relevant loan facility agreement : (i) Nasdaq; or (ii) The Singapore Exchange Securities Trading Limited; or (iii) The Hong Kong Stock Exchange; or (iv) any other stock exchange acceptable to the lender. In addition, the terms of these loan agreements include financial covenants that limit certain financial ratios, such as the interest coverage ratio, debt service coverage ratio, security margin ratio, gross leverage ratio and tangible net worth, during the relevant period, as defined in the agreements. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount equivalent to or exceeding RMB50,000, or in some cases, MYR35 million when due or within any originally applicable grace period;  (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People’s Bank of China (“PBOC”) in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2023, the Company was in compliance with all of the abovementioned covenants.